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                       COLUMBIA MANAGEMENT ADVISORS, INC.
                             1300 S.W. Sixth Avenue
                               Portland, OR 97201

January 6, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

      Re:   COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.
            File Nos. 33-65474, CIK 0000908730
            COLUMBIA BALANCED FUND, INC.
            File Nos. 33-41401, CIK 0000876613
            COLUMBIA COMMON STOCK FUND, INC.
            File Nos. 33-41400, CIK 0000876606
            COLUMBIA DAILY INCOME COMPANY
            File Nos. 2-51727, CIK 0000022082
            COLUMBIA GROWTH FUND, INC.
            File Nos. 2-25785, CIK 0000022105
            COLUMBIA HIGH YIELD FUND, INC.
            File Nos. 33-65478, CIK 0000908836
            COLUMBIA FIXED INCOME SECURITIES FUND, INC.
            File Nos. 2-79750, CIK 0000707833
            COLUMBIA INTERNATIONAL STOCK FUND, INC.
            File Nos. 33-48994, CIK 0000889421
            COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
            File Nos. 2-89785, CIK 0000741558
            COLUMBIA REAL ESTATE EQUITY FUND, INC.
            File Nos. 33-73540, CIK 0000916900
            COLUMBIA SMALL CAP GROWTH FUND, INC.
            File Nos. 333-05863, CIK 0001016510
            COLUMBIA MID CAP GROWTH FUND, INC.
            File Nos. 2-99207, CIK 0000773599
            COLUMBIA SHORT TERM BOND FUND, INC.
            File Nos. 33-08843, CIK 0000801962
            COLUMBIA TECHNOLOGY FUND, INC.
            File Nos. 333-47048, CIK 1124083
            COLUMBIA STRATEGIC INVESTOR FUND, INC.
            File Nos. 333-47058, CIK 1124082


                  Pursuant to Rule 497 (j) under the Securities Act of 1993, the undersigned certifies on behalf of the Registrant that each form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) under the Securities Act of 1993, as amended, would not have differed from those contained in
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Post-Effective Amendment to the Registration Statement on Form N-1A for the
above Registrants as filed electronically with the Securities and Exchange Commission on December 31, 2003.

      Any questions regarding this transmission can be directed to Mark Wentzien at (503) 795-6397.

                                              Very truly yours,

                                              /s/ MARK A. WENTZIEN

                                              Mark A. Wentzien